Taxation (Details) - Schedule of Reconciliation between Total Income Tax Expense and the Amount Computed by Applying the US Statutory Income Tax Rate to Income before Income Taxes	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Reconciliation Income Tax Rate [Abstract]
Weighted average statuary tax rate	21.00%	21.00%
States taxes, net of federal benefit	6.00%	7.00%
Tax effect of non-deductible expenses	(1.00%)
Tax effect of non-taxable income
Changes in valuation allowance	(28.00%)
Effect of tax amendment	177.00%	(29.00%)
Effective tax rate	175.00%	(1.00%)